Leases	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Leases	Leases
LEASE ASSETS

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2021	$974	$354	$99	$81	$1,508
Additions	44	110	28	—	182
Depreciation	(106)	(86)	(31)	(21)	(244)
Foreign exchange and other	—	(1)	1	1	1
At December 31, 2022	912	377	97	61	1,447
Additions	27	218	49	23	317
Depreciation	(98)	(111)	(45)	(19)	(273)
Foreign exchange and other	(1)	(2)	(30)	—	(33)
At December 31, 2023	$840	$482	$71	$65	$1,458
LEASE ASSETS, BY SEGMENT
As at December 31, 2023 and 2022, the Company had the following lease assets by segment:

	2023	2022
Exploration and Production
North America	$280	$277
North Sea	18	1
Offshore Africa	119	98
Oil Sands Mining and Upgrading	1,001	1,015
Head Office	40	56
	$1,458	$1,447
LEASE LIABILITIES
The Company measures its lease liabilities at the discounted value of its lease payments during the lease term. Lease liabilities at December 31, 2023 and 2022, were as follows:

	2023	2022
Lease liabilities	$1,555	$1,540
Less: current portion	298	244
	$1,257	$1,296
In addition to the lease assets disclosed above, on an ongoing basis the Company enters into short-term leases related to its Exploration and Production and Oil Sands Mining and Upgrading activities.
Other amounts included in net earnings and cash flows during 2023 and 2022 are provided below:

	2023	2022
Expenses relating to short-term leases (1)	$403	$410
Interest expense on lease liabilities	$64	$60
Variable lease payments not included in the measurement of lease liabilities	$59	$49
Total cash outflows for leases (2)	$1,325	$1,204
(1)During 2023, the Company capitalized $514 million (2022 – $453 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.